Taxation - Schedule of Components Loss Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United Kingdom	$ (85,251)	$ (46,202)	$ 24,130
United States	(100,537)	(49,227)	(80,969)
Foreign Other	113,727	109,453	77,428
(Loss) / income before taxes	$ (72,061)	$ 14,024	$ 20,589